Subsequent Events	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Oct. 01, 2023	Mar. 31, 2024	Dec. 25, 2022
Subsequent Event [Line Items]
Subsequent Events
21. Subsequent Events
In January 2025, the Company entered into a $100.0 million notional, pay-fixed
interest rate swap with a fixed rate of 4.060% and a maturity date
of January 2027. The Company expects to designate this interest rate swap as a cash flow hedge (all related to the Company’s SOFR-based debt, see Note 7 and Note 8).
In January and February 2025, the Company entered into amendments to the Production Tax Credit Facility which extended the maturity to January 27, 2028 and increased the maximum principal amount to $280.0 million.

21. Subsequent Events
Lionsgate Senior Notes Exchange.
On May 8, 2024, an indirect, wholly-owned subsidiary of Lionsgate issued $389.9 million aggregate principal amount of new 5.500% senior notes due 2029 (the “New 5.500% Senior Notes”). The New 5.500% Senior Notes were exchanged by Lionsgate for $389.9 million of the existing 5.500% Senior Notes. The New 5.500% Senior Notes initially bear interest at 5.500% annually and mature

April 15, 2029, with the interest rate increasing to 6.000% and the maturity date extending to April 15, 2030 effective upon completion of the separation of the Starz Business from the Studio Business. Lionsgate may redeem the New 5.500% Senior Notes, in whole at any time, or in part from time to time, prior to or on and after the Separation Closing Date, as defined in the indenture to the New 5.500% Senior Notes, at certain specified redemption prices set forth in the indenture to the New 5.500% Senior Notes, plus accrued and unpaid interest, if any, to, but not including, the redemption date.
The Studio Business remains a guarantor under the New 5.500% Senior Notes indenture agreement. Upon completion of the separation of the Starz Business from the Studio Business, the New 5.500% Senior Notes will become obligations of the Studio Business and will be reflected in the Studio Business’s combined financial statements.
Business Combination Agreement.
On May 13, 2024, Lionsgate consummated the Business Combination referred to in Note 1. In connection with the closing of the Business Combination, SEAC II Corp. changed its name to “Lionsgate Studios Corp.” (referred to as “Lionsgate Studios”). Lionsgate Studios continued the existing business operations of the Company. Lionsgate Studios became a separate publicly traded company and its common shares commenced trading on Nasdaq under the symbol “LION” on May 14, 2024.
In connection with the Business Combination, Lionsgate and LG Studios entered into a separation agreement pursuant to which (i) the assets and liabilities of the Lionsgate’s Studio Business (including certain subsidiaries of the Lionsgate engaged in the Studio Business) were separated from the assets and liabilities of Lionsgate’s Starz Business (meaning substantially all of the assets and liabilities constituting the Media Networks segment of Lionsgate, and including certain subsidiaries of Lionsgate engaged in Lionsgate’s Starz Business) and transferred to LG Studios such that LG Studios holds, directly or indirectly, all of the assets and liabilities of the Studio Business, and (ii) all of Lionsgate’s equity interests in LG Studios were transferred to Studio HoldCo.
As a result, approximately 87.8% of the total shares of Lionsgate Studios continue to be held by Lionsgate, while former SEAC public shareholders and founders and common equity financing investors own approximately 12.2% of Lionsgate Studios. In addition to establishing the Studio Business as a standalone publicly-traded entity, the transaction resulted in approximately $330.0 million of gross proceeds to Lionsgate, including $254.3 million in private investments in public equities (“PIPE”) financing, which amount excludes an aggregate of approximately $20.0 million that remains due from a PIPE investor that subscribed for common shares and which shares, are pending issuance subject to receipt of such amount. The net proceeds will be used to pay down amounts outstanding under the Term Loan A and Term Loan B pursuant to the Credit Agreement.
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, SEAC was treated as the acquired company and the Studio Business was treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of Lionsgate Studios will represent a continuation of the financial statements of the Studio Business, with the Business Combination treated as the equivalent of the Studio Business issuing stock for the historical net assets of SEAC, substantially consisting of cash held in the trust account, accompanied by a recapitalization of the Studio Business. The Studio Business will continue to be a consolidated subsidiary of Lionsgate. See Note 1.

LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Subsequent Events
19. Subsequent Events
In January 2025, the Company entered into a $100.0 million notional, pay-fixed
interest rate swap with a fixed rate of 4.060% and maturity date of January 2027. The Company expects to designate this interest rate swap as a cash flow hedge (all related to the Company’s SOFR-based debt, see Note 6 and Note 7).
In January and February 2025, the Company entered into amendments to the Production Tax Credit Facility which extended the maturity to January 27, 2028 and increased the maximum principal amount to $280.0 million.

21. Subsequent Events
5.500% Senior Notes Exchange.
On May 8, 2024, an indirect, wholly-owned subsidiary of the Company issued $389.9 million aggregate principal amount of new 5.500% senior notes due 2029 (the “New 5.500% Senior Notes”). The New 5.500% Senior Notes were exchanged by the Company for $389.9 million of the existing 5.500% Senior Notes. The New 5.500% Senior Notes initially bear interest at 5.500% annually and mature April 15, 2029, with the interest rate increasing to 6.000% and the maturity date extending to April 15, 2030 effective upon completion of the separation of the Starz Business from the Studio Business. The Company may redeem the New 5.500% Senior Notes, in whole at any time, or in part from time to time, prior to or on and after the Separation Closing Date, as defined in the indenture to the New 5.500% Senior Notes, at certain specified redemption prices set forth in the indenture to the New 5.500% Senior Notes, plus accrued and unpaid interest, if any, to, but not including, the redemption date.
Business Combination Agreement.
On May 13, 2024, the Company consummated the Business Combination referred to in Note 2. In connection with the closing of the Business Combination, SEAC II Corp. changed its name to “Lionsgate Studios Corp.” (referred to as “Lionsgate Studios”). Lionsgate Studios has continued the existing business operations of StudioCo, which consists of the Studio Business of Lionsgate. Lionsgate Studios became a separate publicly traded company and its common shares commenced trading on Nasdaq under the symbol “LION” on May 14, 2024.
In connection with the business combination, the Company and StudioCo entered into a separation agreement pursuant to which (i) the assets and liabilities of the Company’s Studio Business (including certain subsidiaries of the Company engaged in the Studio Business) were separated from the assets and liabilities of the Company’s Starz Business (meaning substantially all of the assets and liabilities constituting the Media Networks segment, and including certain subsidiaries of the Company engaged in the Company’s Starz Business) and transferred to StudioCo such that StudioCo holds, directly or indirectly, all of the assets and liabilities of the Studio Business, and (ii) all of the Company’s equity interests in StudioCo were transferred to Studio HoldCo.
As a result, approximately 87.2% of the total shares of Lionsgate Studios continue to be held by the Company, while former SEAC public shareholders and founders and common equity financing investors own approximately 12.8% of Lionsgate Studios. In addition to establishing Lionsgate Studios as a standalone publicly-traded entity, the transaction resulted in approximately $350.0 million of gross proceeds to the Company, including $274.3 million in PIPE financing. Of the total gross proceeds, approximately $330.0 million was received at or shortly after the closing of the Business Combination, with the remaining $20.0 million expected to be received shortly. The net proceeds will be used to pay down amounts outstanding under the Term Loan A and Term Loan B pursuant to the Credit Agreement.
The Business Combination will be accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Screaming Eagle will be treated as the acquired company and the Studio Business will be treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of New SEAC will represent a continuation of the financial statements of the Studio Business, with the Business Combination treated as the equivalent of the Studio Business issuing stock for the historical net assets of Screaming Eagle, accompanied by a recapitalization. The net assets of Screaming Eagle will be stated at fair value, which approximates historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination will be those of the Studio Business. The Studio Business will continue to be a consolidated subsidiary of the Company. See Note 2.

Entertainment One Film And Television Business [Member]
Subsequent Event [Line Items]
Subsequent Events		(16) Subsequent Events The Company has performed an evaluation of subsequent events for disclosure through December 21, 2023, which is the date the financial statements were available to be issued.
(19)	Subsequent Events
The Company has performed an evaluation of subsequent events through January 17, 2024, which is the which is the date the financial statements were available to be issued.
During the second quarter of 2023, the Company determined that a triggering event occurred following a downward revision of the Company’s financial forecast, driven by challenging industry conditions that included the strike by the Writers Guild of America. As a result, the Company performed a quantitative impairment test and determined that the goodwill related to the Film and TV business was impaired. During the second quarter of 2023, the Company recorded pre-tax
non-cash
impairment charges of $296,167 thousand as the carrying value of the goodwill exceeded its expected fair value, as determined using a discounted cash flow model which is primarily based on management’s future revenue and cost estimates. These impairment charges consisted of a $231,000 thousand goodwill impairment charge associated with goodwill assigned to the Film and TV business, recorded within Impairment of Goodwill and a $65,167 thousand intangible asset impairment charge related to